SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Growth Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 99.6%
	Automobiles & Components — 2.7%
	Auto Components — 2.7%
[a]	Fox Factory Holding Corp.	127,349	$ 19,823,145
			19,823,145
	Banks — 2.3%
	Banks — 2.3%
	Signature Bank	68,470	16,819,656
			16,819,656
	Capital Goods — 9.6%
	Aerospace & Defense — 1.7%
[a]	Teledyne Technologies, Inc.	30,263	12,675,052
	Building Products — 2.2%
[a]	Trex Co., Inc.	155,208	15,863,810
	Machinery — 5.7%
[a]	Chart Industries, Inc.	107,207	15,686,528
[a]	Kornit Digital Ltd.	148,906	18,513,483
	Rexnord Corp.	138,966	6,953,859
			69,692,732
	Commercial & Professional Services — 4.7%
	Commercial Services & Supplies — 3.1%
[a]	Casella Waste Systems, Inc. Class A	211,650	13,424,960
[a]	IAA, Inc.	172,230	9,393,424
	Professional Services — 1.6%
	Booz Allen Hamilton Holding Corp. Class A	135,978	11,582,606
			34,400,990
	Consumer Durables & Apparel — 3.6%
	Household Durables — 1.8%
[a]	Sonos, Inc.	380,372	13,400,506
	Leisure Products — 1.8%
[a]	YETI Holdings, Inc.	140,798	12,928,072
			26,328,578
	Consumer Services — 1.2%
	Hotels, Restaurants & Leisure — 1.2%
[a]	Penn National Gaming, Inc.	110,704	8,467,749
			8,467,749
	Diversified Financials — 1.6%
	Capital Markets — 1.6%
[a]	Open Lending Corp. Class A	266,502	11,483,571
			11,483,571
	Food & Staples Retailing — 1.4%
	Food & Staples Retailing — 1.4%
[a]	Grocery Outlet Holding Corp.	292,423	10,135,381
			10,135,381
	Food, Beverage & Tobacco — 3.7%
	Food Products — 3.7%
[a]	Freshpet, Inc.	116,145	18,926,989
[a]	Oatly Group AB ADR	333,003	8,145,254
			27,072,243
	Health Care Equipment & Services — 11.0%
	Health Care Equipment & Supplies — 7.0%
[a]	AtriCure, Inc.	140,138	11,117,148
[a]	Eargo, Inc.	197,961	7,900,623
[a]	Heska Corp.	92,342	21,213,728
[a]	Nevro Corp.	66,042	10,949,103

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Growth Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Health Care Providers & Services — 4.0%
[a]	Amedisys, Inc.	63,453	$ 15,541,543
[a]	PetIQ, Inc. Class A	355,726	13,731,024
			80,453,169
	Materials — 2.7%
	Metals & Mining — 2.7%
	Lundin Mining Corp.	363,875	3,281,802
[a]	MP Materials Corp.	450,873	16,619,179
			19,900,981
	Media & Entertainment — 4.9%
	Entertainment — 3.2%
[a]	Zynga, Inc. Class A	2,211,348	23,506,629
	Interactive Media & Services — 1.7%
[a]	Eventbrite, Inc. Class A	650,382	12,357,258
			35,863,887
	Pharmaceuticals, Biotechnology & Life Sciences — 11.9%
	Biotechnology — 5.4%
[a]	Horizon Therapeutics plc	270,912	25,368,200
[a]	Natera, Inc.	125,104	14,203,057
	Life Sciences Tools & Services — 6.5%
[a]	Avantor, Inc.	643,405	22,847,312
[a]	NanoString Technologies, Inc.	134,879	8,738,810
[a]	Repligen Corp.	77,875	15,545,407
			86,702,786
	Retailing — 5.2%
	Internet & Direct Marketing Retail — 1.1%
[a]	Overstock.com, Inc.	87,998	8,113,416
	Specialty Retail — 4.1%
[a]	Floor & Decor Holdings, Inc. Class A	171,827	18,162,114
[a]	Leslie’s, Inc.	416,372	11,446,066
			37,721,596
	Semiconductors & Semiconductor Equipment — 7.9%
	Semiconductors & Semiconductor Equipment — 7.9%
[a]	Cohu, Inc.	347,689	12,791,478
	Entegris, Inc.	147,277	18,110,653
[a]	MaxLinear, Inc.	314,696	13,371,433
	Monolithic Power Systems, Inc.	35,911	13,410,963
			57,684,527
	Software & Services — 21.9%
	Information Technology Services — 9.0%
[a]	BigCommerce Holdings, Inc. Series 1	111,157	7,216,312
[a]	Globant S.A.	81,688	17,904,376
[a,b]	Nuvei Corp.	150,254	12,298,137
[a]	Repay Holdings Corp. Class A	620,678	14,921,099
[a]	Shift4 Payments, Inc. Class A	140,180	13,137,670
	Software — 12.9%
[a]	Anaplan, Inc.	208,120	11,092,796
[a]	Black Knight, Inc.	225,332	17,571,389
[a]	Domo, Inc. Class B	136,596	11,041,055
[a]	Elastic N.V.	134,842	19,654,570
[a]	LivePerson, Inc.	197,210	12,471,560
[a]	Procore Technologies, Inc.	75,620	7,180,119
[a]	Varonis Systems, Inc. Class B	257,643	14,845,390
			159,334,473
	Technology Hardware & Equipment — 1.5%
	Electronic Equipment, Instruments & Components — 1.5%
[a]	nLight, Inc.	307,997	11,174,131
			11,174,131

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Growth Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Transportation — 1.8%
	Air Freight & Logistics — 1.8%
[a]	XPO Logistics, Inc.	94,910	$ 13,276,960
			13,276,960
	Total Common Stock (Cost $656,024,019)		726,336,555
	Short-Term Investments — 0.6%
[c]	Thornburg Capital Management Fund	467,344	4,673,443
	Total Short-Term Investments (Cost $4,673,443)		4,673,443
	Total Investments — 100.2% (Cost $660,697,462)		$731,009,998
	Liabilities Net of Other Assets — (0.2)%		(1,457,382)
	Net Assets — 100.0%		$729,552,616

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the aggregate value of these securities in the Fund’s portfolio was $12,298,137, representing 1.69% of the Fund’s net assets.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Growth Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Small/Mid Cap Growth Fund (the “Fund”, prior to December 18, 2020, the Core Growth Fund) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Growth Fund	June 30, 2021 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/21	Dividend Income
Thornburg Capital Management Fund	$50,196,079	$162,626,259	$(208,148,895)	$-	$-	$4,673,443	$15,879